Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Equity

NOTE 4 – EQUITY:

Private placement:

a.	In December 2019, the Company allotted in a private issuance, a total of 3,413,312 units at a purchase price of USD $0.968 per unit. Each unit was comprised of two shares of common stock par value US$0.001 per share, one Warrant A (defined below) and two Warrants B (defined below). The immediate proceeds (gross) from the issuance of the units amounted to approximately USD 3.3 million.

Each Warrant A is exercisable into one share of common stock of the Company at an exercise price of USD 0.595 per share during the 12 month period following the allotment. Each Warrant B is exercisable into one share of common stock of the Company at an exercise price of USD 0.893 per share during the 18 month period following the allotment.

In addition, Shrem Zilberman Group Ltd. (the “Consultant”) will be entitled to receive the amount representing 3% of any exercise price of each Warrant A or Warrant B that may be exercised in the future. In the event the total proceeds received as a result of exercise of Warrants will be less than $2 million at the time of their expiration, the Consultant will be required to invest $250,000 in the Company in return for shares of common stock of Company.

b.	On March 3, 2020, the Company allotted in a private issuance a total of 979,754 units at a purchase price of USD $0.968 per unit.

Each unit was comprised of two shares of common stock par value US$0.001 per share, one Warrant A (defined below) and two Warrants B (defined below).

Each Warrant A is exercisable into one share of common stock of the Company at an exercise price of USD 0.595 per share during the 12 month period following the allotment.

Each Warrant B is exercisable into one share of common stock of the Company at an exercise price of USD 0.893 per share during the 18 month period following the allotment.

The immediate proceeds (gross) from the issuance of all securities offered amounted to approximately USD 948 thousands. After deducting closing costs and fees, the Company received proceeds of approximately USD 909 thousand, net of issuance expenses.

As of March 31, 2020, the Company had the following outstanding warrants to purchase Common Stock as follows:

Warrant	Issuance Date	Expiration Date	Exercise Price Per Share ($)	Number of Shares of Common Stock Underlying Warrants
Warrant A	December 30, 2019	December 30, 2020	0.595	3,413,317
Warrant B	December 30, 2019	June 30, 2021	0.893	6,826,623
Warrant A	March 3, 2020	March 3, 2021	0.595	979,754
Warrant B	March 3, 2020	September 3, 2021	0.893	1,959,504
				13,179,198

Share-based compensation to employees and to directors:

In February 2020, the Company’s Board of Directors approved the 2020 Share Incentive Plan (the “Plan”). The Plan initially included a pool of 5,228,007 shares of common stock for grant to Company employees, consultants, directors and other service providers. On March 15, 2020, the Company’s Board of Directors approved an increase to the Company’s option pool pursuant to the Plan by an additional 576,888 shares of Common Stock.

The Plan is designed to enable the Company to grant options to purchase ordinary shares and RSUs under various and different tax regimes including, without limitation: (i) pursuant and subject to Section 102 of the Israeli Tax Ordinance or any provision which may amend or replace it and any regulations, rules, orders or procedures promulgated thereunder and to designate them as either grants made through a trustee or not through a trustee; and (ii) pursuant and subject to Section 3(i) of the Israeli Tax Ordinance.

On February 12, 2020, the Company granted 4,367,515 options pursuant to the Plan. Each option is convertible into one share of common stock of the Company of $0.001 par value at the exercise price of $0.29.

On March 15, 2020, the Company granted 576,888 options pursuant to the Plan to each of the Company’s then serving directors, excluding Professor Benad Goldwasser. Each option is convertible into one share of common stock of the Company of $0.001 par value at the exercise price of $0.29.

The fair value of each option was estimated as of the date of grant or reporting period using the Black-Scholes option-pricing model, using the following assumptions:

	February 12, 2020	March 15, 2020
Underlying value of ordinary shares ($)	0.484	0.484
Exercise price ($)	0.29	0.29
Expected volatility (%)	43.35	45.25
Term of the options (years)	7	7
Risk-free interest rate	1.55	0.89

The cost of the benefit embodied in the options granted during the three months ended March 31, 2020, based on their fair value as at the grant date, is estimated to be approximately $2.9 million. These amounts will be recognized in statements of operations over the vesting period.

The following table summarizes stock option activity for the three months ended March 31, 2020:

	For the Three months ended March 31, 2020
	Amount of options	Weighted average exercise price
		$
Outstanding at beginning of period	-	-
Granted	4,944,403	0.29
Outstanding at end of period	4,944,403	0.29
Vested at end of period	739,021	0.29

The following table sets forth the total share-based payment expenses resulting from options granted, included in the statements of operation:

Three months ended March 31, 2020
USD in thousands
Research and development	108
General and administrative	574
Total expenses	682

NOTE 9 - EQUITY:

a.	As discussed in note 3, the Recapitalization is accounted for as a reverse recapitalization with ScoutCam Inc. as the legal acquirer and ScoutCam Ltd. as the accounting acquirer. Under the Recapitalization, the USD amount for shares of common stock is based on the nominal value and the shares of common stock issued by ScoutCam Inc. (reflecting the legal structure of ScoutCam Inc. as the legal acquirer) on the Recapitalization Date plus shares of common stock issued by the Company as part of the Recapitalization as described above. Historical stockholders’ equity reflects the accounting acquirer’s share number and USD amount adjusted for the exchange ratio determined in the Recapitalization.

b.	In December 2019, the Company allotted in a private issuance, a total of 3,413,312 units at a purchase price of USD $0.968 per unit. Each unit was comprised of two shares of common stock par value US$0.001 per share, one Warrant A (defined below) and two Warrants B (defined below). The immediate proceeds (gross) from the issuance of the units amounted to approximately USD 3.3 million.

Each Warrant A is exercisable into one share of common stock of the Company at an exercise price of USD 0.595 per share during the 12 month period following the allotment. Each Warrant B is exercisable into one share of common stock of the Company at an exercise price of USD 0.893 per share during the 18 month period following the allotment.

In addition, the Company’s Consultant (see also note 8f) will be entitled to receive the amount representing 3% of any exercise price of each Warrant A or Warrant B that may be exercised in the future. In the event the total proceeds received as a result of exercise of Warrants will be less than $2 million at the time of their expiration, the Consultant will be required to invest $250,000 in the Company.